Long Term Loans - Additional Information (Detail) - TWD ($) $ in Millions	1 Months Ended			2 Months Ended	4 Months Ended	12 Months Ended
	Nov. 30, 2015	Apr. 30, 2015	Jan. 31, 2015	Apr. 30, 2016	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2013	Apr. 30, 2014	Dec. 31, 2012	Sep. 30, 2010
Light Era Development Co., Ltd. (LED) [Member] | Chang Hwa Bank Secured Loan [Member]
Disclosure of detailed information about borrowings [Line Items]
Early repayment of secured loan		$ 50
Light Era Development Co., Ltd. (LED) [Member] | Chang Hwa Bank Secured Loan [Member] | Extended Due September 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due date						September 2021
Light Era Development Co., Ltd. (LED) [Member] | Chang Hwa Bank Secured Loan [Member] | Due December 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loan									$ 400
Early repayment of secured loan			$ 50				$ 350
Loan due date						December 2017
Light Era Development Co., Ltd. (LED) [Member] | Chang Hwa Bank Secured Loan [Member] | Due December 2014 [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loan										$ 300
Loan due date						December 2014
Light Era Development Co., Ltd. (LED) [Member] | Chang Hwa Bank Secured Loan [Member] | Due September 2015 [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loan										$ 1,350
Loan due date						September 2015
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member] | Bank of Taiwan Secured Loan [Member] | Due April 2029 [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loan								$ 348
Early repayment of secured loan	$ 50			$ 150	$ 148
Loan due date						April 2029